Document and Entity Information	6 Months Ended
Feb. 29, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Lexaria Bioscience Corp.
Entity Central Index Key	0001348362
Entity Filer Category	Accelerated Filer
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false